Fees Summary	Jul. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,068,774.11
Previously Paid Amount
Total Fee Amount	2,613.22
Total Offset Amount
Net Fee	$ 2,613.22